Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,191,000
Previously Paid Amount	0.00
Total Fee Amount	993.08
Total Offset Amount	0.00
Net Fee	993.08
Narrative - Max Aggregate Offering Price	$ 7,191,000
Final Prospectus	true